Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Cash and cash equivalents [abstract]
Disclosure of detailed information about cash and cash equivalents

	December 31,
	2018	2017
	US$ in millions
Cash at bank and on hand	$503	$512
Short-term bank deposits	2,173	727
	$2,676	$1,239

Cash and cash equivalents by currency
The cash and cash equivalents are denominated in the following currencies:

	December 31,
	2018	2017
	US$ in millions
HK$	$1,497	$1,134
US$	1,066	18
MOP	82	69
Japanese Yen	13	6
Singapore dollar	10	6
RMB	8	6
	$2,676	$1,239